SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.SHARE-BASED COMPENSATION

In September 2000, the Company adopted a share option plan (“2000 Option Plan”), which provided for the issuance of up to 4,010,666 common shares. The total number of common shares reserved under the 2000 Option Plan was increased to 5,530,578 in February 2004 and to 7,530,578 in July 2006. The 2000 Option Plan expired in 2010 and issuances from this plan ceased in 2009.

In April 2009, the Company adopted a share option plan (“2009 Option Plan”), which provided for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Under the option plans, the directors may, at their discretion, issue share options to purchase the Company’s common shares to any senior executives, directors, employees or consultants of the Group. The share options are granted at the fair market value of the common shares at the date of grant, vest over a period of four years and expire six years from the date of grant.

On November 12, 2015, the Company adopted a share incentive plan (“2015 Plan”), which was approved by the Company’s shareholders on December 22, 2015. Under the 2015 Plan, share-based awards such as share options, restricted shares, restricted share units, dividend equivalent rights, share appreciation rights and share payments may be granted to any employees, directors and consultants of the Company or affiliated companies. The 2015 Plan has a term of ten years. The maximum aggregate number of common shares which may be issued pursuant to all share-based awards under the 2015 Plan is (i) 10,000,000, and (ii) an automatic increase on January 1, 2019, January 1, 2022 and January 1, 2025 by that number of common shares representing 5% of the then total issued and outstanding common shares of the Company on an as-converted fully diluted basis as of December 31 of the respective preceding year. As of December 31, 2015, no share-based awards had been granted under the 2015 Plan.

The following table summarizes the Company’s share option activity for the year ended December 31, 2015:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2015	5,688,594	US$	25.59

Granted	1,442,400	US$	31.40
Exercised	(838,809)	US$	15.91
Forfeited	(202,280)	US$	29.04

Outstanding at December 31, 2015	6,089,905	US$	28.19	3.38	US$	12,942

Vested and expected to vest at December 31, 2015	5,844,283	US$	28.09	3.32	US$	12,879

Exercisable at December 31, 2015	3,381,662	US$	26.16	2.31	US$	12,316

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2015 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was RMB159,400, RMB102,575 and RMB92,723 (US$14,314), respectively.

As of December 31, 2015, there was RMB193,272 (US$29,836) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.69 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2015, total cash received from the exercise of share options amounted to RMB83,476 (US$12,886).

A summary of non-vested share option activity for the year ended December 31, 2015 is presented below:

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2015	2,642,255	US$	11.28

Granted	1,442,400	US$	10.64
Vested	(1,174,132)	US$	11.12
Forfeited	(202,280)	US$	11.16

Non-vested at December 31, 2015	2,708,243	US$	11.02

Expected to vest at December 31, 2015	2,462,621	US$	11.02

There were no capitalized share-based compensation costs for the years ended December 31, 2013, 2014 and 2015. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2013, 2014 and 2015, totaled RMB64,858, RMB81,380 and RMB85,945 (US$13,267), respectively. The total fair value of share options vested during the years ended December 31, 2013, 2014 and 2015 was RMB64,696, RMB82,267 and RMB84,594 (US$13,059), respectively.